Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Elements That Comprise Provision For Income Taxes

	2010	2009	2008
	(in thousands)

Current provision:
Federal	$785,888	$532,722	$336,870
States and Puerto Rico	63,262	56,155	30,829

Total current provision	849,150	588,877	367,699
Deferred benefit	(198,978)	(26,792)	(22,005)

Provision for income taxes	$650,172	$562,085	$345,694

Reconciliation Of Provision For Income Taxes And The Amount Computed Using The Federal Statutory Rate

	2010	2009	2008
	(in thousands)
Income tax provision at federal statutory rate	$612,347	$560,616	$347,497
States, net of federal benefit and Puerto Rico	30,865	28,968	12,412
Tax exempt investment income	(23,776)	(21,327)	(21,253)
Nondeductible executive compensation	12,655	55	30
Contingent tax benefits	0	(16,781)	0
Other, net	18,081	10,554	7,008

Provision for income taxes	$650,172	$562,085	$345,694

Principal Components Of Net Deferred Tax Balances

	Assets (Liabilities)
	2010	2009
	(in thousands)

Future policy benefits payable	$153,293	$103,941
Net operating loss carryforward	136,894	97,398
Compensation and other accrued expenses	127,442	121,516
Benefits payable	88,617	36,996
Deferred acquisition costs	34,044	0
Capital loss carryforward	13,032	13,169
Unearned premiums	9,813	25,528
Other	19,004	24,715

Total deferred income tax assets	582,139	423,263

Valuation allowance	(28,063)	(30,093)

Total deferred income tax assets, net of valuation allowance	554,076	393,170

Depreciable property and intangible assets	(275,569)	(213,291)
Investment securities	(65,921)	(25,077)
Prepaid expenses	(47,185)	(47,290)
Deferred acquisition costs	0	(38,899)

Total deferred income tax liabilities	(388,675)	(324,557)

Total net deferred income tax assets	$165,401	$68,613

Amounts recognized in the consolidated balance sheets:
Other current assets	$76,598	$32,206
Other long-term assets	88,803	36,407

Total net deferred income tax assets	$165,401	$68,613